Share-Based Compensation (Details) ¥ in Thousands			1 Months Ended	6 Months Ended
	Nov. 19, 2025	Nov. 19, 2024 $ / shares shares	Feb. 28, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)
Share-based Compensation [Line Items]
Reverse stock split		1-for-90
Share-based compensation expense (in Yuan Renminbi) | ¥					¥ 5,216
RSU [Member]
Share-based Compensation [Line Items]
Shares granted (in Shares)
Vested percentage				67.00%
RSU [Member] | First Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage		33.00%
RSU [Member] | Second Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage		33.50%
RSU [Member] | Third Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage		33.50%
RSU [Member] | First Year [Member]
Share-based Compensation [Line Items]
Vested percentage	33.00%
RSU [Member] | ADS [Member]
Share-based Compensation [Line Items]
Grant-date market price (in Dollars per share) | $ / shares		$ 0.3067
Class A Ordinary Shares [Member] | RSU [Member]
Share-based Compensation [Line Items]
Shares granted (in Shares)		50,000		666,704
Grant-date market price (in Dollars per share) | $ / shares		$ 18.4
Class A Ordinary Shares [Member] | RSU [Member] | Director [Member]
Share-based Compensation [Line Items]
Shares granted (in Shares)		3,000,000
Share-Based Payment Arrangement, Employee [Member] | RSU [Member]
Share-based Compensation [Line Items]
Shares granted (in Shares)			40,002,240